Warrants (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Warrant [Member]
Number of Shares Underlying Warrants | shares	268,046
Exercise price | $ / shares	$ 3.60
Expiration date	Mar. 17, 2019
Warrant One [Member]
Number of Shares Underlying Warrants | shares	80,148
Exercise price | $ / shares	$ 2.3625
Expiration date	Sep. 24, 2020